Discontinued Operations - Summary of Net Cash Flows From Discontinued Operations (Detail) € in Millions	12 Months Ended
Dec. 31, 2015 EUR (€)
Statement of cash flows [abstract]
Operating cash flow	€ (1,409)
Investing cash flow	2,619
Financing cash flow	526
Net cash flow	€ 1,736